UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03534

Name of Fund: Ready Assets U.S.A. Government Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S.A. Government Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

	Par
US Treasury Obligations	(000)	Value
US Treasury Notes:
4.38%, 8/15/12	$3,000	$3,004,860
1.38%, 9/15/12	3,000	3,004,429
1.38%, 10/15/12	2,000	2,004,876
1.38%, 11/15/12	3,500	3,512,034
1.13%, 12/15/12	3,400	3,411,864
1.38%, 1/15/13	3,500	3,518,779
1.38%, 2/15/13	3,400	3,421,519
1.38%, 3/15/13	2,000	2,014,392
1.75%, 4/15/13	2,500	2,526,992
1.38%, 5/15/13	2,000	2,018,321
Total US Treasury Obligations – 31.3%		28,438,066

Repurchase Agreements
Citigroup Global Markets, Inc., 0.16%,
8/01/12 (Purchased on 7/31/12 to be
repurchased at $11,851,053,
collateralized by a US Treasury Bond,
4.25% due 5/15/39, par and fair values
of $8,901,700 and $12,088,087,
respectively)	11,851	11,851,000
Credit Suisse Securities, (USA), LLC,
0.15%, 8/01/12 (Purchased on
7/31/12 to be repurchased at
$12,000,050, collateralized by a US
Treasury STRIPS, 1.88% due 7/15/13,
par and fair values of $9,515,000 and
$12,243,048, respectively)	12,000	12,000,000
Deutsche Bank Securities, Inc., 0.17%,
8/01/12 (Purchased on 7/31/12 to be
repurchased at $11,000,052,
collateralized by a US Treasury Note,
0.50% due 7/31/17, par and fair values
of $11,284,400 and $11,220,079,
respectively)	11,000	11,000,000
HSBC Securities (USA), Inc., 0.15%,
8/01/12 (Purchased on 7/31/12 to be
repurchased at $12,000,050,
collateralized by US Treasury STRIPS,
0.50% - 1.25% due 4/15/14 - 4/15/15,
par and fair values of $10,885,000 and
$12,243,551, respectively)	12,000	12,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.16%, 8/01/12 (Purchased on
7/31/12 to be repurchased at
$11,000,049, collateralized by a US
Treasury Note, 1.88% due 9/30/17, par
and fair values of $10,510,600 and
$11,220,066 respectively)	11,000	11,000,000
Total Repurchase Agreements – 63.7%		57,851,000

		Value
Total Investments (Cost - $86,289,066*) – 95.0%		$86,289,066
Other Assets Less Liabilities – 5.0%		4,552,355
Net Assets – 100.0%		$90,841,421
*	Cost for federal income tax purposes.

Portfolio Abbreviation
STRIPS	Separate Trading of Registered Interest and Principle Securities

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury
Obligations	—	$28,438,066	—	$28,438,066
Repurchase
Agreements	—	57,851,000	—	57,581,000
Total	—	$86,289,066	—	$86,289,066

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JULY 31, 2012	1

Schedule of Investments (concluded)	Ready Assets U.S.A. Government Money Fund

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $957 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JULY 31, 2012	2

Item 2 –  Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S.A. Government Money Fund

Date: September 25, 2012